Long-Term Debt, Loan dated November 4, 2015 (Details) $ in Thousands				12 Months Ended
	Apr. 11, 2017	Nov. 10, 2015 USD ($)	Nov. 04, 2015 USD ($) Installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from drawdown				$ 34,500	$ 32,000	$ 179,047
Loan Agreement dated November 4, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 33,750
Proceeds from drawdown		$ 33,750
Number of consecutive payment installments | Installment			16
Frequency of periodic payment				Quarterly
Installment payment			$ 844
Balloon payment			$ 20,250
Maturity date				Nov. 10, 2021
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments				18 months
Loan Agreement dated November 4, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Security requirement	125.00%
Loan Agreement dated November 4, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.50%